CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTERIM CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE LOSS
Revenue	$ 9,916	$ 9,548	$ 19,085	$ 11,117	$ 8,509
Cost of revenue	4,188	3,768	7,859	4,596	4,273
Gross profit	5,728	5,780	11,226	6,521	4,236
Operating expenses:
Research and development	6,014	5,119	10,217	7,822	6,910
Selling and marketing	7,081	4,901	12,749	8,774	5,807
General and administrative	6,079	4,997	9,645	6,273	4,562
Reorganization					891
Transaction-related costs	3,703	812	2,887
Total operating expenses	69,594	15,829	35,498	22,869	18,170
Operating loss	(63,866)	(10,049)	(24,272)	(16,348)	(13,934)
Finance income	1,690	171	194	150	193
Finance expenses	(223)	(306)	(454)	(156)	(172)
Financing income (expenses), net	1,467	(135)	(260)	(6)	21
Loss before income taxes	(54,995)	(10,184)	(24,532)	(16,354)	(13,913)
Income taxes	3	38	169	4	259
Loss	(54,998)	(10,222)	(24,701)	(16,358)	(14,172)
Other comprehensive loss (net of tax effect):
Remeasurement profit (loss) from defined benefit plans		225	269	(81)	(51)
Total components that will not be reclassified subsequently to profit or loss		225	269	(81)	(51)
Total comprehensive loss	$ (54,998)	$ (9,997)	$ (24,432)	$ (16,439)	$ (14,223)
Basic loss per Ordinary share	$ (1.33)	$ (1.90)	$ 4.25	$ 3.94	$ 3.48
Diluted loss per Ordinary share	$ (1.33)	$ (1.90)	$ 4.25	$ 3.94	$ 3.48
Weighted average number of shares outstanding used to compute basic loss per share	41,802,993	7,703,799	7,930,928	6,242,946	5,945,888
Weighted average number of shares outstanding used to compute diluted loss per share	41,802,993	7,703,799	7,930,928	6,242,946	5,945,888